Dividends Declared (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Dividends [Line Items]
Declaration Date	Jun. 09, 2015	Mar. 10, 2015	Dec. 03, 2014	Sep. 16, 2014	Jun. 10, 2014	Mar. 11, 2014	Nov. 19, 2013	Sep. 16, 2013
Dividend Per Share	$ 0.31	$ 0.31	$ 0.31	$ 0.31	$ 0.28	$ 0.28	$ 0.28	$ 0.28	$ 1.24	$ 1.12	$ 0.92
Record Date	Aug. 20, 2015	May 21, 2015	Feb. 19, 2015	Nov. 20, 2014	Aug. 21, 2014	May 15, 2014	Feb. 20, 2014	Nov. 21, 2013
Total Amount	$ 2,488	$ 2,496	$ 2,532	$ 2,547	$ 2,307	$ 2,309	$ 2,322	$ 2,332
Payment Date	Sep. 10, 2015	Jun. 11, 2015	Mar. 12, 2015	Dec. 11, 2014	Sep. 11, 2014	Jun. 12, 2014	Mar. 13, 2014	Dec. 12, 2013